S-K 1602, SPAC Registered Offerings	Aug. 07, 2026 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of June 30, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.34	$6.75	$3.25	$5.80	$4.20	$4.11	$5.89	$0.13	$9.87
Assuming No Exercise of Over-Allotment Option
$7.33	$6.73	$3.27	$5.78	$4.22	$4.08	$5.92	$0.10	$9.90

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Eaglesky Holdings Corp	3,833,333 Class B ordinary shares (1)	$50,000
	210,250 Private Placement Units(1)	$2,102,500
	Up to $1,000,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.
	Up to $1,500,000 in working capital loans may be convertible into private units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an intended initial business combination.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.
Richard J. Gill	20,000 Class B ordinary shares (2)	For the services rendered to the Company through his role as an independent director.
Adam (Xin) He	20,000 Class B ordinary shares (2)	For the services rendered to the Company through his role as an independent director.

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below. Immediately after the completion of the initial business combination, the private placement units will be transferable.

Furthermore, immediately after the completion of the initial business combination, the representative shares will be transferable.

Subject Securities Expiration Date Natural Persons
and Entities
Subject to
Restrictions Exceptions to Transfer
RestrictionsFounder Shares The founder shares will be subject to transfer restrictions pursuant to lock-up provisions in the letter agreement until the earlier of (x) six months after the date of the consummation of our initial business combination or (y) the date on which the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share surrenders, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (z) we consummate a subsequent liquidation, merger, share exchange or other similar transaction after our initial Business Combination which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Eaglesky Holdings Corp Transfers of the founder shares, private placement units and Class A ordinary shares issued or issuable upon separation of the private placement units and that are held by the sponsor, officers and directors are permitted (a) to our officers or directors, any affiliates or family members of any of our officers or directors, any members of the sponsor, or any affiliates of the sponsor; (b) in the case of an individual, transfers by gift to a member of the individual’s immediate family, to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, transfers by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, transfers pursuant to a qualified domestic relations order; (e) transfers by private sales or transfers made in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (f) transfers in the event of our liquidation prior to the completion of an initial business combination; (g) transfers by virtue of the laws of the Cayman Islands or the sponsor’s limited liability company agreement upon dissolution of the sponsor; (h) in the event of our liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination; and (i) transfers in connection with our initial business combination with our consent to any third party; provided, however, that in the case of clauses (a) through (e), (h) and (i), these permitted transferees must enter into a written agreement agreeing to be bound by the restrictions herein.
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

Our efforts in identifying prospective target businesses will initially focus on United States of America. However, we will not consider or undertake an initial business combination with any entity with its principal business operations in China (including Hong Kong and Macau). To date, our efforts have been limited to organizational activities as well as activities related to the offer. None of our officers, directors, promoter or other affiliates has engaged in any substantive discussion on our behalf with representatives of other companies regarding the possibility of a potential business combination with us. We may pursue an initial business combination in any business or industry but expect to focus on a target in an industry where we believe our management team’s expertise will provide us with a competitive advantage.

We will seek to capitalize on the strength of our management team. Our team consists of experienced professionals and senior operating executives. Collectively, our officers and directors have decades of experience in operating companies. We believe we will benefit from their accomplishments, and specifically their current and recent activities with companies in identifying attractive acquisition opportunities. However, there is no assurance that we will complete a business combination.

We believe that the members of our management team and board of directors have valuable and applicable experience for sourcing and analyzing potential acquisition candidates across various industries and on an international basis based upon their professional experience. In addition, our management team has years of combined experience setting and implementing strategies to grow revenues and improve profitability, including developing growth initiatives, developing capital allocation strategies, reducing expenses to increase earnings or to redeploy capital into more beneficial initiatives, pursuing add-on acquisitions and divestitures, engaging in capital markets and other financing, evaluating, changing or enhancing management when appropriate, and crafting other initiatives.

Investment Criteria

Our management team intends to focus on creating shareholder value by leveraging its experience in the management, operation and financing of businesses to improve the efficiency of operations while implementing strategies to scale revenue organically and/or through acquisitions. We have identified the following general criteria and guidelines, which we believe are important in evaluating prospective target businesses. While we intend to use these criteria and guidelines in evaluating prospective businesses, we may deviate from these criteria and guidelines should we see justification to do so.

●	Middle-Market Growth Business. We will primarily seek to acquire one or more growth businesses with a total enterprise value of between $500,000,000 and $3,000,000,000. We believe that there are a substantial number of potential target businesses within this valuation range that can benefit from new capital for scalable operations to yield significant revenue and earnings growth. We currently do not intend to acquire either a start-up company (a company that has not yet established commercial operations) or a company with negative cash flow.
●	Strong Management Teams with a Proven Track Record. We intend to seek candidates who have strong management teams with a proven track record of driving revenue growth, enhancing profitability and generating strong free cash flow. We will seek to partner with potential target’s management team and expect that the operating and financial abilities of our management and board will help a potential target company to unlock opportunities for future growth and enhanced profitability.
●	Business with Revenue and Earnings Growth Potential. We will seek to acquire one or more businesses that have the potential for significant revenue and earnings growth through a combination of both existing and new product development, increased production capacity, expense reduction and synergistic follow-on acquisitions resulting in increased operating leverage.
●	Companies with Potential for Strong Free Cash Flow Generation. We will seek to acquire one or more businesses that have the potential to generate strong, stable and increasing free cash flow. We intend to focus on one or more businesses that have predictable revenue streams and definable low working capital and capital expenditure requirements. We may also seek to prudently leverage this cash flow in order to enhance shareholder value.
●	Benefit from Being a Public Company. We intend to only acquire a business or businesses that will benefit from being publicly traded and which can effectively utilize access to broader sources of capital and a public profile that are associated with being a publicly traded company.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination.
SPAC, Securities Offered, Redemption Rights [Text Block]	Manner of conducting redemptions We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination (regardless of whether a shareholder abstains, or votes for or against or abstains from voting on the proposed transaction) or (ii) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under the law or stock exchange listing requirement. Under NYSE rules, asset acquisitions and stock purchases would not typically require shareholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. We intend to conduct redemptions without a shareholder vote pursuant to the tender offer rules of the SEC unless shareholder approval is required by law or stock exchange listing requirement or we choose to seek shareholder approval for business or other legal reasons. So long as we obtain and maintain a listing for our securities on the NYSE, we will be required to comply with such rules.
SPAC, Trust or Escrow Account, Material Terms [Text Block]

The rules of the NYSE provide that at least 90% of the gross proceeds from this offering and the private placement be deposited in a trust account. Of the net proceeds of this offering and the sale of the private placement units, $100,250,000 (or $115,287,500 if the underwriters’ over-allotment option is exercised in full), will, upon the consummation of this offering, be invested only in U.S. government treasury bills with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations. Based on current interest rates, we estimate that the interest earned on the trust account will be approximately $3,589,000 per year, assuming no exercise of the underwriters’ over-allotment option and an interest rate of 3.58% per year, following the investment of such funds in specified U.S. government treasury bills or in specified money market funds. We will not be permitted to withdraw any of the principal or interest held in the trust account except for the withdrawal of interest to pay taxes, if any, the proceeds from this offering and the sale of the private placement units will not be released from the trust account until the earliest of (i) the completion of our initial business combination, (ii) the redemption of any public shares properly tendered in connection with a shareholder vote to amend our amended and restated memorandum and articles of association to (A) modify the substance or timing of our obligation to redeem 100% of our public shares if we do not complete our initial business combination within 24 months from the closing of this offering , or (B) with respect to any other provision relating to shareholders’ rights or pre-business combination activity and (iii) the redemption of all of our public shares if we are unable to complete our initial business combination within 24 months from the closing of this offering , subject to applicable law.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 100,250,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may apply the balance of the cash released from the trust account for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital.
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of June 30, 2026
	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value before this offering	$0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Increase attributable to public shareholders	$6.72	6.74	5.77	5.79	4.07	4.10	0.09	0.12
Pro forma net tangible book value after this offering	$6.73	6.75	5.78	5.80	4.08	4.11	0.10	0.13
Dilution to public shareholders	$3.27	3.25	4.22	4.20	5.92	5.89	9.90	9.87
% Dilution to public shareholders	32.7%	32.5%	42.2%	42.0%	59.2%	58.9%	99.0%	98.7%

Numerator:
Net tangible book value before this offering	$28,497	28,497	28,497	28,497	28,497	28,497	28,497	28,497
Net proceeds from this offering and the sale of private placement units(1)	$100,750,000	115,787,500	100,750,000	115,787,500	100,750,000	115,787,500	100,750,000	115,787,500
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	$11,173	11,173	11,173	11,173	11,173	11,173	11,173	11,173
Less: Over-allotment option liability	$(153,844)	-	(153,844)	-	(153,844)	-	(153,844)	-
Less: Redemptions	$(25,062,500)	(28,821,875)	(50,125,000)	(57,643,750)	(75,187,500)	(86,465,625)	(100,250,000)	(115,287,500)
Total	$75,573,326	87,005,295	50,510,826	58,183,420	25,448,326	29,361,545	385,826	539,670

Denominator:
Ordinary shares outstanding prior to this offering	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333
Ordinary shares forfeited if over-allotment is not exercised	(500,000)	-	(500,000)	-	(500,000)	-	(500,000)	-
Ordinary shares included in the public units issued	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000
Representative shares	200,000	230,000	200,000	230,000	200,000	230,000	200,000	230,000
Ordinary shares included in the private placement units issued	199,000	210,250	199,000	210,250	199,000	210,250	199,000	210,250
Less: Ordinary shares redeemed	(2,500,000)	(2,875,000)	(5,000,000)	(5,750,000)	(7,500,000)	(8,625,000)	(10,000,000)	(11,500,000)
Total	11,232,333	12,898,583	8,732,333	10,023,583	6,232,333	7,148,583	3,732,333	4,273,583
(1)	Expenses applied against gross proceeds include offering expenses of approximately $740,000 and underwriting commissions of $500,000 or $575,000 if the underwriters exercise their over-allotment option (excluding deferred underwriting fees). See “Use of Proceeds.”